Cover	Jul. 29, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2020
Entity File Number	000-13292
Entity Registrant Name	McGRATH RENTCORP
Entity Central Index Key	0000752714
Entity Tax Identification Number	94-2579843
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	5700 Las Positas Road
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551-7800
City Area Code	925
Local Phone Number	606-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MGRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false